Income Tax - Income tax provision (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Federal
Current						$ 244,544
Deferred			$ (86,930)			(160,261)
State and Local
Valuation allowance			$ 86,930			232,428
Income tax provision	$ 40,052	$ 103,155		$ 395,976	$ 115,308	$ 316,711